Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Shares Granted Under the Company's Executive Incentive Plans
At December 31, 2025 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2021	780,524	1,197,820	2021-2023
2022	856,664	1,289,204	2022-2024
2023	926,288	1,134,810	2023-2025
2024	646,583	888,512	2024-2026
2025	754,907	838,996	2025-2027
Total	3,964,966	5,349,342